Pension Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions and Recognized Pension Costs under Labor Pension Act	$ 788	$ 716	$ 607
Contributions Based on Percentage Employee Salaries under Labor Standards Law	2.00%
Estimated Future Contributions under Labor Standards Law in 2014	59
Fair Value, Inputs, Level 2 | FCI's Pension Plan Assets
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Concentration of risk	$ 0	$ 0
Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of Contribution by an Employer to Employees Pension	6.00%